OTHER-THAN-TEMPORARY IMPAIRMENT	12 Months Ended
Dec. 31, 2013
OTHER-THAN-TEMPORARY IMPAIRMENT [Abstract]
OTHER-THAN-TEMPORARY IMPAIRMENT
17	OTHER-THAN-TEMPORARY IMPAIRMENT

All investments are evaluated for impairment periodically or if the Group becomes aware of an event that indicates that the carrying amount of the asset may not be recoverable. To determine whether a decline in value below the carrying amount of an asset is other-than-temporary, the Group considers whether it has the ability and intent to hold the debt instrument and unlisted equity securities until a market price recovery occurs or whether evidence indicating that the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in fair value, the severity and duration of the decline in realizable value below cost, changes in value subsequent to the balance sheet date, as well as forecasted performance of the investee. If a decline in value below the carrying amount is determined to be other-than-temporary, the asset is written down to fair value through an impairment charge recognized in the earnings and a new cost basis is established.

No other-than-temporary impairment loss was recognized for the year ended December 31, 2011.

In 2012, the Group recorded other-than-temporary impairment losses related to two unlisted equity securities issued by two private entities ("Investees"). The management of the Group has assessed that the decline in value is other-than-temporary, thus impairment losses of approximately $803 and $1,740 have been recognized respectively and the investments in these unlisted equity securities are written down to approximately $1,500 and nil as of December 31, 2012.

In 2013, the Group further recorded other-than-temporary impairment losses related to unlisted equity securities issued by a private entity ("Investee"). The management of the Group has assessed that the decline in value is other-than-temporary, thus impairment losses of approximately $681 have been recognized and the investments in this unlisted equity securities are written down to approximately $819 as of December 31, 2013.